Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001130310
Registrant Name	CENTERPOINT ENERGY INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES